Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares/
Principal Amounts Value
Collateralized Loan Obligations - 96.7%
AGL CLO 10 Ltd. 2021-10A D, ICE LIBOR USD 3 Month + 2.9000%, 5.4120%,
4/15/34 (144A)
‡
$ 2,000,000 $ 1,811,866
AGL CLO 7 Ltd. 2020-7A DR, ICE LIBOR USD 3 Month + 3.1000%, 5.6120%,
7/15/34 (144A)
‡
250,000 228,298
Apidos CLO XXIII 2015-23A DR, ICE LIBOR USD 3 Month + 2.9500%, 5.4620%,
4/15/33 (144A)
‡
950,000 871,596
Ares XLI CLO Ltd. 2016-41A DR, ICE LIBOR USD 3 Month + 3.0000%, 5.5120%,
4/15/34 (144A)
‡
1,250,000 1,152,725
Atrium XV 15A E, ICE LIBOR USD 3 Month + 5.8500%, 8.6330%, 1/23/31
(144A)
‡
2,000,000 1,758,014
BlueMountain CLO Ltd. 2015-4A DR, ICE LIBOR USD 3 Month + 2.9500%,
5.6599%, 4/20/30 (144A)
‡
415,000 361,909
BlueMountain CLO XXVI Ltd. 2019-26A D2R, ICE LIBOR USD 3 Month +
4.3700%, 7.0799%, 10/20/34 (144A)
‡
1,250,000 1,175,000
BlueMountain CLO XXX Ltd. 2020-30A DR, CME Term SOFR 3 Month +
3.3000%, 5.6279%, 4/15/35 (144A)
‡
1,500,000 1,373,701
BlueMountain CLO XXXI Ltd. 2021-31A D, ICE LIBOR USD 3 Month + 3.0000%,
5.7376%, 4/19/34 (144A)
‡
1,250,000 1,134,926
Boyce Park CLO Ltd. 2022-1A D, CME Term SOFR 3 Month + 3.1000%,
3.6479%, 4/21/35 (144A)
‡
1,500,000 1,388,470
Carlyle Global Market Strategies CLO Ltd. 2014-5A DRR, ICE LIBOR USD 3
Month + 3.1500%, 5.6620%, 7/15/31 (144A)
‡
1,000,000 868,053
CBAM Ltd. 2019-10A E, ICE LIBOR USD 3 Month + 7.0000%, 9.7099%, 4/20/32
(144A)
‡
600,000 536,356
CBAM Ltd. 2021-14A D, ICE LIBOR USD 3 Month + 3.1000%, 5.8099%, 4/20/34
(144A)
‡
1,400,000 1,290,736
Cedar Funding VI CLO Ltd. 2016-6A DRR, ICE LIBOR USD 3 Month + 3.3100%,
6.0199%, 4/20/34 (144A)
‡
1,000,000 922,799
Cedar Funding X CLO Ltd. 2019-10A DR, ICE LIBOR USD 3 Month + 3.2000%,
5.9099%, 10/20/32 (144A)
‡
2,000,000 1,837,082
CIFC Funding Ltd. 2015-3A DR, ICE LIBOR USD 3 Month + 2.5000%, 5.2376%,
4/19/29 (144A)
‡
1,500,000 1,343,112
CIFC Funding Ltd. 2017-1A E, ICE LIBOR USD 3 Month + 6.3500%, 9.0817%,
4/23/29 (144A)
‡
740,000 666,235
CIFC Funding Ltd. 2017-5A C, ICE LIBOR USD 3 Month + 2.8500%, 5.5903%,
11/16/30 (144A)
‡
2,000,000 1,845,266
CIFC Funding Ltd. 2014-5A DR2, ICE LIBOR USD 3 Month + 3.4000%, 6.1403%,
10/17/31 (144A)
‡
2,000,000 1,831,950
CIFC Funding Ltd. 2019-1A DR, ICE LIBOR USD 3 Month + 3.1000%, 5.8099%,
4/20/32 (144A)
‡
1,000,000 924,819
Dryden 37 Senior Loan Fund 2015-37A DR, ICE LIBOR USD 3 Month +
2.5000%, 5.0120%, 1/15/31 (144A)
‡
1,500,000 1,327,754
Dryden 40 Senior Loan Fund 2015-40A ER, ICE LIBOR USD 3 Month +
5.7500%, 7.1613%, 8/15/31 (144A)
‡
800,000 688,966
Dryden 50 Senior Loan Fund 2017-50A E, ICE LIBOR USD 3 Month + 6.2600%,
8.7720%, 7/15/30 (144A)
‡
2,400,000 2,125,277
Dryden 60 CLO Ltd. 2018-60A D, ICE LIBOR USD 3 Month + 3.0000%,
5.5120%, 7/15/31 (144A)
‡
1,000,000 910,265
Dryden 80 CLO Ltd. 2019-80A DR, CME Term SOFR 3 Month + 3.1000%,
5.5808%, 1/17/33 (144A)
‡
1,000,000 921,931
Elevation CLO Ltd. 2017-8A D, ICE LIBOR USD 3 Month + 2.8700%, 5.6530%,
10/25/30 (144A)
‡
853,000 743,093
Gilbert Park CLO Ltd. 2017-1A D, ICE LIBOR USD 3 Month + 2.9500%, 5.4620%,
10/15/30 (144A)
‡
1,000,000 933,548

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
GoldenTree Loan Opportunities IX Ltd. 2014-9A DR2, ICE LIBOR USD 3 Month +
3.0000%, 5.8059%, 10/29/29 (144A)
‡
$ 1,250,000 $ 1,171,135
Goldentree Loan Opportunities XII Ltd. 2016-12A ER, ICE LIBOR USD 3 Month +
5.4000%, 8.1317%, 7/21/30 (144A)
‡
250,000 220,437
Greywolf CLO V Ltd. 2015-1A CR, ICE LIBOR USD 3 Month + 3.0000%,
5.7830%, 1/27/31 (144A)
‡
1,000,000 894,638
Highbridge Loan Management 3A-2014 CR, ICE LIBOR USD 3 Month +
3.6000%, 6.3403%, 7/18/29 (144A)
‡
2,500,000 2,270,275
Jamestown CLO XI Ltd. 2018-11A C, ICE LIBOR USD 3 Month + 3.2500%,
5.7330%, 7/14/31 (144A)
‡
1,000,000 895,139
KKR CLO 27 Ltd. 27A DR, CME Term SOFR 3 Month + 3.2500%, 5.5779%,
10/15/32 (144A)
‡
1,250,000 1,119,421
LCM 29 Ltd. 29A DR, ICE LIBOR USD 3 Month + 3.4000%, 5.9120%, 4/15/31
(144A)
‡
1,000,000 883,928
LCM 30 Ltd. 30A DR, ICE LIBOR USD 3 Month + 3.0000%, 5.7099%, 4/20/31
(144A)
‡
435,000 380,855
LCM 31 Ltd. 31A D, ICE LIBOR USD 3 Month + 3.6000%, 6.3099%, 1/20/32
(144A)
‡
3,000,000 2,711,352
LCM 36 Ltd. 36A D, ICE LIBOR USD 3 Month + 3.4000%, 5.9120%, 1/15/34
(144A)
‡
2,000,000 1,785,772
Madison Park Funding XVII Ltd. 2015-17A DR, ICE LIBOR USD 3 Month +
3.6000%, 6.3317%, 7/21/30 (144A)
‡
2,000,000 1,887,094
Madison Park Funding XXI Ltd. 2016-21A C2RR, ICE LIBOR USD 3 Month +
5.1500%, 7.6620%, 10/15/32 (144A)
‡
1,000,000 920,154
Madison Park Funding XXVI Ltd. 2017-26A DR, ICE LIBOR USD 3 Month +
3.0000%, 5.8059%, 7/29/30 (144A)
‡
1,250,000 1,166,142
Madison Park Funding XXX Ltd. 2018-30A D, ICE LIBOR USD 3 Month +
2.5000%, 5.0120%, 4/15/29 (144A)
‡
622,900 576,421
Magnetite XII Ltd. 2015-12A ER, ICE LIBOR USD 3 Month + 5.6800%, 8.1920%,
10/15/31 (144A)
‡
980,000 856,515
Myers Park CLO Ltd. 2018-1A D, ICE LIBOR USD 3 Month + 3.0500%, 5.7599%,
10/20/30 (144A)
‡
1,000,000 927,441
Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A DR, ICE LIBOR USD 3
Month + 2.9000%, 5.6403%, 10/16/33 (144A)
‡
2,500,000 2,287,908
Neuberger Berman Loan Advisers CLO 34 Ltd. 2019-34A DR, CME Term SOFR 3
Month + 3.1000%, 5.5773%, 1/20/35 (144A)
‡
2,000,000 1,855,988
Oaktree CLO Ltd. 2019-3A D1R, ICE LIBOR USD 3 Month + 3.2100%, 5.9199%,
10/20/34 (144A)
‡
2,500,000 2,305,470
Octagon 54 Ltd. 2021-1A D, ICE LIBOR USD 3 Month + 3.0500%, 5.5620%,
7/15/34 (144A)
‡
250,000 227,404
Octagon Investment Partners XVI Ltd. 2013-1A DR, ICE LIBOR USD 3 Month +
3.0000%, 5.7403%, 7/17/30 (144A)
‡
1,000,000 870,547
Park Avenue Institutional Advisers CLO Ltd. 2019-2A CR, ICE LIBOR USD 3
Month + 3.5000%, 6.0120%, 10/15/34 (144A)
‡
1,250,000 1,154,913
Race Point VIII CLO Ltd. 2013-8A DR2, ICE LIBOR USD 3 Month + 3.5000%,
4.9780%, 2/20/30 (144A)
‡
750,000 694,462
Regatta XV Funding Ltd. 2018-4A C, ICE LIBOR USD 3 Month + 3.3000%,
6.0830%, 10/25/31 (144A)
‡
2,000,000 1,796,500
Regatta XX Funding Ltd. 2021-2A D, ICE LIBOR USD 3 Month + 3.1000%,
5.6120%, 10/15/34 (144A)
‡
250,000 231,848
Sandstone Peak Ltd. 2021-1A D, ICE LIBOR USD 3 Month + 3.5500%, 6.0620%,
10/15/34 (144A)
‡
2,000,000 1,753,390
Sixth Street CLO XIX Ltd. 2021-19A D, ICE LIBOR USD 3 Month + 3.0000%,
5.7099%, 7/20/34 (144A)
‡
2,500,000 2,312,483

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Sound Point CLO XXI Ltd. 2018-3A C, ICE LIBOR USD 3 Month + 3.3000%,
6.0663%, 10/26/31 (144A)
‡
$ 800,000 $ 683,751
Symphony CLO XV Ltd. 2014-15A DR2, ICE LIBOR USD 3 Month + 4.0000%,
6.7403%, 1/17/32 (144A)
‡
500,000 467,570
TCI-Flatiron CLO Ltd. 2017-1A D, ICE LIBOR USD 3 Month + 2.7500%, 4.1937%,
11/18/30 (144A)
‡
1,000,000 920,855
TCW CLO Ltd. 2018-1A D, ICE LIBOR USD 3 Month + 2.9100%, 5.6930%,
4/25/31 (144A)
‡
1,210,000 1,099,286
TCW CLO Ltd. 2020-1A DRR, ICE LIBOR USD 3 Month + 3.4000%, 6.1099%,
4/20/34 (144A)
‡
1,500,000 1,412,153
THL Credit Wind River CLO Ltd. 2018-1A D, ICE LIBOR USD 3 Month +
2.9000%, 5.4120%, 7/15/30 (144A)
‡
1,000,000 901,853
THL Credit Wind River CLO Ltd. 2018-3A D, ICE LIBOR USD 3 Month +
2.9500%, 5.6599%, 1/20/31 (144A)
‡
500,000 453,709
THL Credit Wind River CLO Ltd. 2019-1A DR, ICE LIBOR USD 3 Month +
3.4500%, 6.1599%, 7/20/34 (144A)
‡
2,000,000 1,837,042
TICP CLO VIII Ltd. 2017-8A CR, ICE LIBOR USD 3 Month + 3.4000%, 6.1099%,
10/20/34 (144A)
‡
2,000,000 1,880,222
Venture 31 CLO Ltd. 2018-31A D, ICE LIBOR USD 3 Month + 2.8200%, 5.5299%,
4/20/31 (144A)
‡
1,250,000 1,040,672
Venture 44 CLO Ltd. 2021-44A D1, ICE LIBOR USD 3 Month + 3.2300%,
5.9399%, 10/20/34 (144A)
‡
2,000,000 1,781,912
Whitebox CLO II Ltd. 2020-2A DR, ICE LIBOR USD 3 Month + 3.3500%,
6.1330%, 10/24/34 (144A)
‡
250,000 230,000
Total Collateralized Loan Obligations (cost $85,093,541) 77,840,404
Investment Companies - 3.1%
Money Market Funds - 3.1%
Federated Hermes Government Obligations Tax-Managed Fund, 1.4300%
∞
(cost
$2,509,148) 2,509,148 2,509,148
Total Investments (total cost $87,602,689 ) - 99.8% 80,349,552
Cash, Receivables and Other Assets, net of Liabilities - 0.2% 194,597
Net Assets - 100.0% $80,544,149
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 80,349,552 100.0%
– –
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
7/31/22
Exchange Traded Funds - N/A
Janus Henderson AAA CLO ETF $ 20,739 $ (114,824) $ – $ –
Market Value
at 1/11/22 Purchases Sales
Market Value
at 7/31/22
Exchange Traded Funds - N/A
Janus Henderson AAA CLO ETF $ – $ 4,720,019 $ (4,605,195) $ –

Janus Henderson B-BBB CLO ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2022

ETF Exchange Traded Fund
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
SOFR Secured Overnight Financing Rate
∞ Rate shown is the 7-day yield as of July 31, 2022.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of July 31, 2022
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2022 is $77,840,404 which represents 96.6% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2022 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Collateralized Loan Obligations $ — $ 77,840,404 $ —
Investment Companies 2,509,148 — —
Total Assets $ 2,509,148 $ 77,840,404 $ —

Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security.
Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-
term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed unreliable, are valued at fair value determined in good faith under the Valuation
Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer- specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action;
(iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-
lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-35-70447 09-22